Significant accounting policies - Schedule of foreign currency gains and losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Foreign exchange gains/(losses), net	€ 280	€ (632)	€ (228)